Leasing and other commitments	12 Months Ended
Jan. 31, 2018
Leases1 [Abstract]
Leasing and other commitments
Leasing and other commitments
The Group’s total commitments under non-cancelable operating leases are as follows:

	Land & Buildings
	January 31, 2018	January 31, 2017
	£000	£000
Leases which expire
Not later than one year	337	88
Later than one year and not later than five years	1,143	122
	1,480	210

On February 17, 2017, the Group signed a ten year lease for new UK office premises. The total commitment of the new lease from the year end January 31, 2018 up until the break clause is £687,000.
In addition to land and buildings, the Group enters into contracts in the normal course of business with contract research organizations to assist in the performance of research and development activities and other services and products for operating purposes. These contracts generally provide for termination on notice, and therefore are cancelable contracts and not reflected in the table above.